Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current portion:
Other tax payables	¥ 9,403	¥ 9,004
Other payable to suppliers	16,048	8,578
Accrued marketing expense -loyalty points	4,373	3,547
Professional fees	2,348	5,092
Advances from the insured	2,503	2,892
Interest payable	180	48
Deposits	230	352
Payables for acquisition	6,768	910
Withholding social security costs and housing benefits	305	1,196
Deferred Income	0	1,429
Advances from share repurchase of an equity investee	1,500	0
Others	775	1,802
Total current portion	¥ 44,434	¥ 34,850